Average Annual Total Returns - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - Select Biotechnology Portfolio	Apr. 29, 2023
Select Biotechnology Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(15.87%)
Past 5 years	4.36%
Past 10 years	11.87%
Select Biotechnology Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	(15.87%)
Past 5 years	1.87%
Past 10 years	9.97%
Select Biotechnology Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.39%)
Past 5 years	3.49%
Past 10 years	9.87%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1501
Average Annual Return:
Past 1 year	3.58%
Past 5 years	8.39%
Past 10 years	15.15%